SUPPLEMENT DATED OCTOBER 16, 2009
TO THE CLASS R-4 PROSPECTUS
FOR PRINCIPAL FUNDS, INC.
DATED MARCH 1, 2009
(As Supplemented on March 20, 2009, June 19, 2009, and August 25, 2009)

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

MANAGEMENT OF THE FUNDS

Spectrum Asset Management, Inc. (“Spectrum”)
Add the following to the biographical information for Bernard M. Sussman: Mr. Sussman has informed
Spectrum that he will retire effective December 31, 2009.